Note 5 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; margin: 0pt 0 0pt 30pt; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; padding-bottom: 1pt; font-size: 10pt"> </td> <td style="white-space: nowrap; padding-bottom: 1pt; font-size: 10pt; font-weight: bold"> </td> <td colspan="2" style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right">2019</td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold"> </td> <td style="white-space: nowrap; padding-bottom: 1pt; font-size: 10pt"> </td> <td colspan="2" style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt; text-align: right">2018</td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom"> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td colspan="2" style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt"> </td> <td colspan="2" style="font-size: 10pt; text-align: right"> </td> <td style="font-size: 10pt"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 70%; font-size: 10pt; text-align: left">Transaction costs</td> <td style="width: 1%; font-size: 10pt; font-weight: bold"> </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; font-weight: bold; text-align: right"> 5,725 </td> <td style="width: 1%; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-size: 10pt"> </td> <td style="width: 1%; font-size: 10pt; text-align: left">$</td> <td style="width: 12%; font-size: 10pt; text-align: right"> 11,747 </td> <td style="width: 1%; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; text-align: left">Contingent consideration fair value adjustments</td> <td style="font-size: 10pt; font-weight: bold"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; font-weight: bold; text-align: right"> 10,849 </td> <td style="font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt"> </td> <td style="font-size: 10pt; text-align: left"> </td> <td style="font-size: 10pt; text-align: right"> 1,675 </td> <td style="font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-size: 10pt; text-align: left; padding-bottom: 1pt">Contingent consideration compensation expense</td> <td style="font-size: 10pt; font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 11,958 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 8,553 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="font-size: 10pt; padding-bottom: 1pt"> </td> <td style="font-size: 10pt; font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: right"> 28,532 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; font-weight: bold; text-align: left"> </td> <td style="font-size: 10pt; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left">$</td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: right"> 21,975 </td> <td style="border-bottom: Black 1pt solid; font-size: 10pt; text-align: left"> </td> </tr> </table>